FORM N-SAR

SEMI-ANNUAL REPORT

FOR REGISTERED INVESTMENT COMPANIES

Report for twelve month period ending:	12/31/06

Is this a transition report?	N

Is this an amendment to a previous filing?	N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.	A.	Registrant Name: CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1
B.	File Number: 811-09667
C.	Telephone Number: 303-737-3000

2.	A.	Street: 8515 EAST ORCHARD ROAD
B.	City: GREENWOOD VILLAGE
C.	State CO
D.	Zip Code: 80111
E.	Foreign Country:

3.	Is this the first filing on this form by Registrant?	N

4.	Is this the last filing on this form by Registrant?	N

5.	Is Registrant a small a business investment company (SBIC)?	N
(If yes, complete only 89-110)

6.	Is Registrant a unit investment trust (UIT)?	Y
(If yes, complete only 111 through 132)

111.	A. Canada Life & Annuity Insurance Company

B.

C. Greenwood Village, CO 80111

112.

113.

114.	A.	GWFS Equities, Inc.
B.	8-033854
C.	Greenwood Village, CO 80111

115.	A.	Deloitte & Touche LLP
B.	Denver, CO 80202

116.	A.	Y
B.	GREAT-WEST

117.	A.	Y
B.	N
C.	N

D.	Y
E.	N

118.	1

119.	0

120.

121.     1 (For UITs, per instruction to #118, if there is a single separate account that invests in several underlying funds, then answer should be “1.”)

122.	1

123.	$2,660

124.

125.	$0

126.	$0

127.	A.
B.
C.
D.
E.
F.
G.
H.
I
J.	1	$10,825	$
K.
L.	1	$10,825	$

128.	N

131.	$

132.

Signature Page

The following form or signature shall follow items 79, 85, 88, 104, 110 or 130 as appropriate. This report is signed on behalf of the registrant (or depositor or trustee).

City of:	Greenwood Village	State of: CO	Date: 02/23/07

Name of Registrant, Depositor, or Trustee:

CANADA LIFE OF AMERICA VARIABLE LIFE ACCOUNT 1

By:	/s/ Michael Cirelli	Witness: /s/ Susan E. Campbell
Michael Cirelli	Susan E. Campbell
Counsel	Legal Assistant II